Financial instruments, Liquidity Risk (Details) - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Contractual cash flows [abstract]
Total current and non-current payables	$ 13,121	$ 6,960
Liquidity Risk [Member]
Contractual cash flows [abstract]
Payables	12,752	6,630
Lease liabilities	369	330
Total current and non-current payables	13,121	6,960
Liquidity Risk [Member] | Less than 1 Year [Member]
Contractual cash flows [abstract]
Payables	12,752	6,630
Lease liabilities	243	251
Total current and non-current payables	12,995	6,881
Liquidity Risk [Member] | 1-2 Years [Member]
Contractual cash flows [abstract]
Payables	0	0
Lease liabilities	126	79
Total current and non-current payables	126	79
Liquidity Risk [Member] | 2-5 Years [Member]
Contractual cash flows [abstract]
Payables	0	0
Lease liabilities	0	0
Total current and non-current payables	0	0
Liquidity Risk [Member] | More than 5 Years [Member]
Contractual cash flows [abstract]
Payables	0	0
Lease liabilities	0	0
Total current and non-current payables	$ 0	$ 0